Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Mar. 31, 2025
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Carrying Amounts of Assets Pledged as Collateral
The carrying amounts of assets pledged as collateral at March 31, 2025 and 2024 were as follows:

	At March 31,
	2025	2024

	(In millions)
Cash and deposits with banks	¥20,743	¥20,979
Trading assets	3,092,903	2,893,649
Debt instruments at amortized cost	131,850	100,861
Debt instruments at fair value through other comprehensive income	21,515,026	18,760,610
Equity instruments at fair value through other comprehensive income	6,377	9,101
Loans and advances	11,281,302	12,398,554
Others	2,102,009	3,191,138

Total	¥38,150,210	¥37,374,892